Condensed Financial Information of The Parent Company	12 Months Ended
Sep. 30, 2021
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

19. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

PARENT COMPANY BALANCE SHEETS

	As of September 30,
	2020	2021
ASSETS
Cash and cash equivalents	$-	$175,437
Restricted cash	-	1,100,000
Receivable from VIE	-	3,017,337
Receivable from Non-VIE	-	15,853,200
Long term investment	8,869,462	8,736,137
Total assets	$8,869,462	$28,882,111

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other payables		47,585
Amount due to VIE		316,524
Total liabilities	-	364,109

Shareholders’ equity
Ordinary shares (par value of $0.001 per share; 100,000,000 shares authorized as of September 30, 2020 and 2021; 7,800,000 and 13,626,602 shares issued and outstanding as of September 30, 2020 and 2021, respectively)	7,800	13,627
Subscription receivable	(7,800)	(7,800)
Receivables due from a shareholder	(4,737,521)	(3,152,179)
Additional paid-in capital	12,290,900	32,493,461
Retained earnings	1,575,630	(1,423,614)
Accumulated other comprehensive (loss)/income	(259,547)	594,507
Total shareholders’ equity	8,869,462	28,518,002
Total liabilities and shareholders’ equity	$8,869,462	$28,882,111

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the fiscal years ended September 30,
	2019	2020	2021

General and administrative expenses	$-	$-	$(495,835)
Total operating expenses	-	-	(495,835)
Loss from operation	-	-	(495,835)
Other income:
Share of earnings (loss) from subsidiaries, VIE and its subsidiaries	1,738,123	$147,174	$(2,483,117)
Other income	-	-	279

Income (loss) before income tax expense	1,738,123	147,174	(2,978,673)
Income tax expense	-	-	-
Net income/(Loss)	1,738,123	147,174	(2,978,673)

Other comprehensive income:
Foreign currency translation (loss) income, net of nil income taxes	(192,550)	397,110	795,593
Available-for-sale debt investments	-	-	58,461
Total comprehensive income/(loss)	$1,545,573	$544,284	$(2,124,619)

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the fiscal years ended September 30,
	2019	2020	2021
Cash flows from operating activities	$-	$-	$(801,208)
Payment on behalf of VIE	-	-	(3,017,337)
Loan to subsidiary	-	-	(15,853,200)
Cash flows from investing activities	-	-	(18,870,537)
Cash receipts from equity issuance, net of issuance cost			20,947,182
Cash flows from financing activities	-	-	20,947,182
Effect of exchange rate changes	-	-	-
Net increase in cash, cash equivalents and restricted cash	-	-	1,275,437
Cash, cash equivalents and restricted cash, at beginning of year	-	-	-
Cash, cash equivalents and restricted cash, at end of year	$-	$-	$1,275,437